LEASES	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Leases
LEASES

5. LEASES

We lease certain warehouses, and office space. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. For lease agreements entered into or reassessed after the adoption of Topic 842, we did not combine lease and non-lease components.

There is no lease renewal. The depreciable life of assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

Below is a summary of our lease assets and liabilities at November 30, 2023 and February 28, 2023.

Leases	Classification	November 30, 2023	February 28, 2023
Assets
Operating	Operating Lease Assets	$1,115,447	$1,208,440
Liabilities
Current
Operating	Current Operating Lease Liability	$229,016	$248,670
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	881,816	950,541
Total lease liabilities		$1,110,832	$1,199,211

Note: As most of our leases do not provide an implicit rate, we use our incremental borrowing rate of 10% which for the leases noted above was based on the information available at commencement date in determining the present value of lease payments. We compare against loans we obtain to acquire physical assets and not loans we obtain for financing. The loans we obtain for financing are generally at significantly higher rates and we believe that physical space or vehicle rental agreements are in line with physical asset financing agreements. CAM charges were not included in operating lease expense and were expensed in general and administrative expenses as incurred.

Rent expense and operating lease cost was $64,081 and $189,164 for the three and nine months ended November 30, 2023, respectively, and $61,005 and $194,653 for the three and nine months ended November 30, 2022, respectively.

4. LEASES

We lease certain warehouses, and office space. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. For lease agreements entered into or reassessed after the adoption of Topic 842, we did not combine lease and non-lease components.

There is no lease renewal. The depreciable life of assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

Below is a summary of our lease assets and liabilities at February 28, 2023 and February 28, 2022.

Leases	Classification	February 28, 2023	February 28, 2022
Assets
Operating	Operating Lease Assets	$1,208,440	$1,331,605
Liabilities
Current
Operating	Current Operating Lease Liability	$248,670	$254,027
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	950,541	1,057,579
Total lease liabilities		$1,199,211	$1,311,606

Note: As most of our leases do not provide an implicit rate, we use our incremental borrowing rate of 10% which for the leases noted above was based on the information available at commencement date in determining the present value of lease payments. We compare against loans we obtain to acquire physical assets and not loans we obtain for financing. The loans we obtain for financing are generally at significantly higher rates and we believe that physical space or vehicle rental agreements are in line with physical asset financing agreements. CAM charges were not included in operating lease expense and were expensed in general and administrative expenses as incurred.

Operating lease cost and rent was $260,271 and $275,785 for both the twelve months ended February 28, 2023 and February 28, 2022, respectively.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS